Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GS Acquisition Holdings Corp II [Member]
Public Offering
Note 3—Public Offering
Upon the closing of the Public Offering, the Company sold 75,000,000 units at an offering price of $10.00 per unit (the “Units”) including 5,000,000 Units as a result of the underwriters’ partial exercise of their option to purchase additional Units. The Sponsor purchased an aggregate of 8,500,000 Private Placement Warrants (as defined below) at a price of $2.00 per Private Placement Warrant in a private placement that closed simultaneously with the closing of the Public Offering.
Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-fourth of one redeemable warrant, with each whole warrant exercisable for one share of Class A common stock (each, a “Public Warrant” and, collectively, the “Public Warrants”). One Public Warrant entitles the holder thereof to purchase one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. No fractional shares will be issued upon exercise of the Public Warrants and only whole Public Warrants will trade. Each Public Warrant will become exercisable on the later of 30 days after the completion of the Initial Business Combination and 12 months from the closing of the Public Offering and will expire at 5:00 p.m., New York City time, five years after the completion of the Initial Business Combination or earlier upon redemption or liquidation. Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last reported sale price of the Company’s Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant holders. Additionally, commencing 90 days after the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.10 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Public Warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock to be determined by reference to a table included in the warrant agreement, based on the redemption date and the fair market value of Class A common stock, if and only if the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant holders.
The Company paid an underwriting commission of 2.0% of the gross proceeds of the Public Offering (or $15,000,000) to the underwriters at the closing of the Public Offering, with an additional fee (the “Deferred Underwriting Discount”) of 3.5% of the gross proceeds of the Public Offering (or $26,250,000) payable upon the Company’s completion of the Initial Business Combination. The Deferred Underwriting Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes the Initial Business Combination. The Deferred Underwriting Discount has been recorded as a deferred liability on the balance sheet as of June 30, 2021 as management has deemed the consummation of an Initial Business Combination to be probable.
The Public Warrants issued as part of the Units are accounted for as liabilities as they contain terms and features that do not qualify for equity classification under ASC 815. The fair value of the Public Warrants at December 31, 2020 was a liability of $48,000,000. At June 30, 2021, the fair value was $41,250,000. The change in fair value of $6,750,000 is reflected in change in fair value of warrant liability.
All of the 75,000,000 shares of Class A common stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with ASC 480, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Given that the Class A common stock was issued with other freestanding instruments (i.e., Public Warrants), the initial carrying value of Class A common stock classified as temporary equity is based on allocated proceeds in accordance with Accounting Standards Codification
470-20,
“Debt with Conversion and Other Options”.

Note 4—Public Offering
Upon the closing of the Public Offering, the Company sold 75,000,000 units at an offering price of $10.00 per unit (the “Units”) including 5,000,000 Units as a result of the underwriters’ partial exercise of their option to purchase additional Units. The Sponsor purchased an aggregate of 8,500,000 Private Placement Warrants (as defined below) at a price of $2.00 per Private Placement Warrant in a private placement that closed simultaneously with the closing of the Public Offering.
Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-fourth
of one redeemable warrant, with each whole warrant exercisable for one share of Class A common stock (each, a “Public Warrant” and, collectively, the “Public Warrants”). One Public Warrant entitles the holder thereof to purchase one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. No fractional shares will be issued upon exercise of the Public Warrants and only whole Public Warrants will trade. Each Public Warrant will become exercisable on the later of 30 days after the completion of the Initial Business Combination and 12 months from the closing of the Public Offering and will expire at 5:00 p.m., New York City time, five years after the completion of the Initial Business Combination or earlier upon redemption or liquidation. Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last reported sale price of the Company’s Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant holders. Additionally, commencing 90 days after the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.10 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Public Warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock to be determined by reference to a table included in the warrant agreement, based on the redemption date and the fair market value of Class A common stock, if and only if the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant holders.
The Company paid an underwriting commission of 2.0% of the gross proceeds of the Public Offering, (or $15,000,000), to the underwriters at the closing of the Public Offering, with an additional fee (the “Deferred Underwriting Discount”) of 3.5% of the gross proceeds of the Public Offering (or $26,250,000) payable upon the Company’s completion of the Initial Business Combination. The Deferred Underwriting Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes the Initial Business Combination. The Deferred Underwriting Discount has been recorded as a deferred liability on the balance sheet at December 31, 2020 as management has deemed the consummation of an Initial Business Combination to be probable.
The Public Warrants issued as part of the Units are accounted for as liabilities as they contain terms and features that do not qualify for equity classification under ASC 815. The fair value of the Public Warrants at issuance date was a liability of $19,587,038. At December 31, 2020, the fair value was $48,000,000. The change in fair value of $28,412,962 is reflected in change in fair value of warrant liability in the statement of operations.
All of the 75,000,000 shares of Class A common stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with ASC 480, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Given that the Class A common stock was issued with other freestanding instruments (i.e., Public Warrants), the initial carrying value of Class A common stock classified as temporary equity is based on allocated proceeds in accordance with Accounting Standards Codification 470-20 “Debt with Conversion and Other Options”.